GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                          VALUE
-----------------------------------------------------------------------------
CONVERTIBLE BONDS (46.3%)
                       CONSUMER DISCRETIONARY (9.1%)
$     340,000          Carnival Corp.
                       0.000%, 10/24/21                         $     294,950
       90,000          CKE Restaurants, Inc.^
                       4.000%, 10/01/23                               170,887
      250,000          Eastman Kodak Company^
                       3.375%, 10/15/33                               305,000
      230,000          Goodyear Tire & Rubber Company*^
                       4.000%, 06/15/34                               299,288
                       Liberty Media Corp. (Time Warner)
      540,000          0.750%, 03/30/23^                              594,000
      200,000          0.750%, 03/30/23*                              220,000
       85,000          Lions Gate Entertainment Corp.*
                       3.625%, 03/15/25                                90,525
      335,000          Omnicom Group, Inc.
                       0.000%, 02/07/31                               332,069
       70,000          Playboy Enterprises, Inc.*^
                       3.000%, 03/15/25                                70,350
      660,000          Royal Caribbean Cruises, Ltd.^
                       0.000%, 02/02/21                               349,800
      260,000          Walt Disney Company^
                       2.125%, 04/15/23                               286,975
                                                                -------------
                                                                    3,013,844
                                                                -------------
                       CONSUMER STAPLES (1.3%)
      100,000          Bunge, Ltd.
                       3.750%, 11/15/22                               168,500
      200,000          Church & Dwight Company, Inc.*
                       5.250%, 08/15/33                               267,000
                                                                -------------
                                                                      435,500
                                                                -------------
                       ENERGY (5.6%)
      170,000          BJ Services Company
                       0.395%, 04/24/22                               140,250
      165,000          Cal Dive International, Inc.*
                       3.250%, 12/15/25                               169,537
      140,000          Grey Wolf, Inc.
                       3.750%, 05/07/23                               165,900
      530,000          Halliburton Company, Inc.
                       3.125%, 07/15/23                               686,350
      240,000          Nabors Industries, Inc.^
                       0.000%, 06/15/23                               243,900
       50,000          OMI Corp.*
                       2.875%, 12/01/24                                47,812
      225,000          Schlumberger, NV
                       (Schlumberger, Ltd.)^
                       2.125%, 06/05/23                               242,719
      125,000          Veritas DGC, Inc.*++
                       2.260%, 03/15/24                               172,969
                                                                -------------
                                                                    1,869,437
                                                                -------------
                       FINANCIALS (9.7%)
      630,000          American Financial Group, Inc.^
                       1.486%, 06/02/33                               258,300
      330,000          Bank of America Corp.
                       0.250%, 01/26/10                               320,925
      150,000          BlackRock, Inc.*
                       2.625%, 02/15/35                               149,062

   PRINCIPAL
    AMOUNT                                                          VALUE
-----------------------------------------------------------------------------
$     105,000          CapitalSource, Inc.*
                       3.500%, 07/15/34                         $     103,687
                       HCC Insurance Holdings, Inc.
       75,000          1.300%, 04/01/23                                84,656
       70,000          2.000%, 09/01/21                                83,300
      420,000          Host Marriott Corp.*
                       3.250%, 04/15/24                               459,900
      160,000          Lehman Brothers Holdings, Inc.
                       0.250%, 12/06/11                               180,800
      150,000          Markel Corp.
                       0.000%, 06/05/31                                61,688
      330,000          Merrill Lynch & Company, Inc.
                       0.000%, 03/13/32                               332,888
      160,000          Morgan Stanley (Anadarko, Diamond)
                       0.250%, 12/30/11                               184,200
      530,000          Morgan Stanley (Bristol Myers,
                       Biogen, Merck)
                       0.250%, 04/01/09                               460,106
      169,000          Providian Financial Corp.^
                       4.000%, 05/15/08                               242,304
      300,000          Select Insurance Group
                       1.616%, 09/24/32                               185,250
       85,000          Silicon Valley Bancshares*
                       0.000%, 06/15/08                               114,644
                                                                -------------
                                                                    3,221,710
                                                                -------------
                       HEALTH CARE (7.0%)
      270,000          Advanced Medical Optics, Inc.*^
                       2.500%, 07/15/24                               269,325
      190,000          Cytyc Corp.*
                       2.250%, 03/15/24                               201,162
      110,000          First Horizon Pharmaceutical Corp.*
                       1.750%, 03/08/24                               107,387
      100,000          Genesis Healthcare Corp.*^
                       2.500%, 03/15/25                               103,750
      150,000          Henry Schein, Inc.^
                       3.000%, 08/15/34                               156,750
      310,000          IVAX Corp.^
                       1.875%, 12/15/24                               350,300
      330,000          Medtronic, Inc.
                       1.250%, 09/15/21                               330,825
                       SFBC International, Inc.
      137,000          2.250%, 08/15/24*                              156,694
       65,000          2.250%, 08/15/24^                               74,344
                       Teva Pharmaceutical Industries, Ltd.
      230,000          0.250%, 02/01/24                               231,725
      150,000          0.500%, 02/01/24^                              150,000
      320,000          Thoratec Corp.^
                       1.380%, 05/16/34                               170,000
                                                                -------------
                                                                    2,302,262
                                                                -------------
                       INDUSTRIALS (4.8%)
                       AGCO Corp.
      110,000          1.750%, 12/31/33                               109,037
      100,000          1.750%, 12/31/33*^                              99,125
      150,000          Armor Holdings, Inc.^
                       2.000%, 11/01/24                               144,000


                See accompanying Notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                          VALUE
-----------------------------------------------------------------------------
$     100,000          Titan International, Inc.*
                       5.250%, 07/26/09                         $     129,500
                       Tyco International, Ltd.*
      385,000          3.125%, 01/15/23^                              611,188
      310,000          2.750%, 01/15/18                               463,450
       30,000          United Industrial Corp.*^
                       3.750%, 09/15/24                                31,838
                                                                -------------
                                                                    1,588,138
                                                                -------------
                       INFORMATION TECHNOLOGY (5.4%)
      285,000          Anixter International, Inc.
                       0.000%, 07/07/33                               150,694
      200,000          BearingPoint, Inc.*
                       2.500%, 12/15/24                               213,500
      110,000          CSG Systems International, Inc.*
                       2.500%, 06/15/24                                99,550
      150,000          Digital River, Inc.*
                       1.250%, 01/01/24                               146,250
      200,000          Euronet Worldwide, Inc.*^
                       1.625%, 12/15/24                               207,500
      190,000          Juniper Networks, Inc.*
                       0.000%, 06/15/08                               232,512
       89,000          Lucent Technologies, Inc.^
                       2.750%, 06/15/25                                99,235
       50,000          M-Systems Flash Disk Pioneers,
                       Ltd.*^
                       1.000%, 03/15/35                                45,750
      160,000          Micron Technology, Inc.^
                       2.500%, 02/01/10                               166,200
      180,000          Serena Software, Inc.^
                       1.500%, 12/15/23                               213,975
      165,000          Sybase, Inc.*
                       1.750%, 02/22/25                               160,669
       42,000          Synaptics, Inc.*
                       0.750%, 12/01/24                                35,385
                                                                -------------
                                                                    1,771,220
                                                                -------------
                       MATERIALS (2.2%)
      200,000          Century Aluminum Company*
                       1.750%, 08/01/24                               234,000
      115,000          Freeport-McMoRan Copper & Gold, Inc.
                       7.000%, 02/11/11                               165,744
      245,000          Massey Energy Company*
                       2.250%, 04/01/24                               334,731
                                                                -------------
                                                                      734,475
                                                                -------------
                       TELECOMMUNICATION SERVICES (1.2%)
      135,000          Nextel Partners, Inc.^
                       1.500%, 11/15/08                               236,588
      135,000          NII Holdings, Inc.^
                       2.875%, 02/01/34                               170,606
                                                                -------------
                                                                      407,194
                                                                -------------
                       TOTAL CONVERTIBLE BONDS
                       (Cost $14,362,102)                          15,343,780
                                                                -------------

   PRINCIPAL
    AMOUNT                                                          VALUE
-----------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (10.9%)

                       CONSUMER DISCRETIONARY (1.2%)
        8,600          Ford Motor Company Capital Trust II
                       6.500%                                   $     389,924
                                                                -------------
                       ENERGY (3.1%)
        2,000          Amerada Hess Corp.
                       7.000%                                         167,780
       12,000          Valero Energy Corp.
                       2.000%                                         874,500
                                                                -------------
                                                                    1,042,280
                                                                -------------
                       FINANCIALS (3.9%)
        5,350          Genworth Financial, Inc.
                       6.000%                                         171,735
        4,320          Hartford Financial Services Group,
                       Inc.
                       7.000%                                         278,424
        5,000          IndyMac Bancorp, Inc.
                       6.000%                                         285,500
        5,000          Marshall & Ilsley Corp.
                       6.500%                                         133,050
        1,000          Reinsurance Group of America, Inc.
                       5.750%                                          58,250
        6,700          Washington Mutual, Inc.
                       5.375%                                         349,405
                                                                -------------
                                                                    1,276,364
                                                                -------------
                       HEALTH CARE (0.5%)
        2,800          Baxter International, Inc.^
                       7.000%                                         150,780
                                                                -------------
                       INDUSTRIALS (0.3%)
        1,350          Cummins, Inc.
                       7.000%                                         103,781
                                                                -------------
                       INFORMATION TECHNOLOGY (0.6%)
      200,000          Lucent Technologies, Inc.
                       7.750%                                         208,300
                                                                -------------
                       MATERIALS (0.4%)
          700          Phelps Dodge Corp.
                       6.750%                                         147,644
                                                                -------------
                       TELECOMMUNICATION SERVICES (0.9%)
        6,175          ALLTEL Corp.
                       7.750%                                         311,776
                                                                -------------
                       TOTAL CONVERTIBLE PREFERRED
                       STOCKS
                       (Cost $2,988,345)                            3,630,849
                                                                -------------
COMMON STOCKS (40.9%)
                       CONSUMER DISCRETIONARY (10.2%)
        3,175          Carnival Corp.^                                164,497
        1,800          Genuine Parts Company                           78,282
       10,000          Harley-Davidson, Inc.^                         577,600
       18,600          Home Depot, Inc.                               711,264
       11,228          J.C. Penney Company, Inc.                      582,958
        4,400          Jack in the Box, Inc.#^                        163,240
          950          Omnicom Group, Inc.^                            84,094
       12,620          Starbucks Corp.#^                              651,949


                See accompanying Notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                           VALUE
-----------------------------------------------------------------------------
        7,300          YUM! Brands, Inc.                        $     378,213
                                                                -------------
                                                                    3,392,097
                                                                -------------
                       CONSUMER STAPLES (1.9%)
       24,000          Archer-Daniels-Midland Company                 589,920
        2,400          Sara Lee Corp.                                  53,184
                                                                -------------
                                                                      643,104
                                                                -------------
                       ENERGY (3.8%)
        2,350          Anadarko Petroleum Corp.                       178,835
        5,000          Forest Oil Corp.#^                             202,500
        5,000          Noble Energy, Inc.^                            340,100
        7,942          Plains Exploration & Production
                       Company#^                                      277,176
        7,666          XTO Energy, Inc.                               251,751
                                                                -------------
                                                                    1,250,362
                                                                -------------
                       FINANCIALS (2.7%)
        6,000          Allstate Corp.                                 324,360
        4,400          American Financial Group, Inc.                 135,520
        1,100          BlackRock, Inc.                                 82,423
        2,940          Prudential Financial, Inc.                     168,756
        5,000          Washington Mutual, Inc.                        197,500
                                                                -------------
                                                                      908,559
                                                                -------------
                       HEALTH CARE (4.1%)
        5,000          HCA, Inc.^                                     267,850
        8,300          UnitedHealth Group, Inc.                       791,654
        2,394          Wellpoint Health Networks, Inc.#               300,088
                                                                -------------
                                                                    1,359,592
                                                                -------------
                       INDUSTRIALS (5.8%)
        6,000          Boeing Company                                 350,760
        7,000          Burlington Northern Santa Fe Corp.             377,510
        3,000          General Dynamics Corp.                         321,150
        7,100          H&R Block, Inc.^                               359,118
        4,072          L-3 Communications Holdings^                   289,193
        6,000          Raytheon Company                               232,200
                                                                -------------
                                                                    1,929,931
                                                                -------------
                       INFORMATION TECHNOLOGY (8.4%)
        4,200          Anixter International, Inc.#^                  151,830
       13,000          Autodesk, Inc.                                 386,880
        9,500          Infosys Technologies, Ltd.^                    700,435
       15,800          Microsoft Corp.                                381,886
       12,716          Motorola, Inc.                                 190,358
       32,000          Nokia Corp.                                    493,760
        7,500          NVIDIA Corp.#^                                 178,200
       14,644          Symantec Corp.#^                               312,357
                                                                -------------
                                                                    2,795,706
                                                                -------------
                       MATERIALS (1.2%)
        8,500          Allegheny Technologies, Inc.^                  204,935
        3,110          Nucor Corp.                                    179,012
                                                                -------------
                                                                      383,947
                                                                -------------
                       UTILITIES (2.8%)
       56,000          AES Corp.#                                     917,280
                                                                -------------
                       TOTAL COMMON STOCKS
                       (Cost $10,884,461)                          13,580,578
                                                                -------------

   PRINCIPAL
    AMOUNT                                                          VALUE
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.1%)
$     378,000          Exxon Mobil Corp.
                       2.550%, 04/01/05
                       (Cost $378,000)                          $     378,000
                                                                -------------

  NUMBER OF
    SHARES                                                           VALUE
-----------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (29.4%)
    9,740,824          Bank of New York Institutional Cash
                       Reserve Fund
                       current rate 2.874%
                       (Cost $9,740,824)                            9,740,824
                                                                -------------

                                                                -------------
TOTAL INVESTMENTS (128.6%)
(Cost $38,353,732)                                                 42,674,031
                                                                -------------
PAYABLE UPON RETURN OF SECURITIES ON  LOAN (-29.4%)                (9,740,824)
                                                                -------------
OTHER ASSETS, LESS LIABILITIES (0.8%)                                 237,993
                                                                -------------
NET ASSETS (100.0%)                                             $  33,171,200
                                                                -------------

NOTES TO SCHEDULE OF INVESTMENTS

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT MARCH 31, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $1,880,428 OR 5.7% OF NET ASSETS.

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT MARCH 31, 2005.

                    See accompanying Notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Porfolio, portfolio securities that are traded on a securities exchange in the United States, including options, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Portfolio may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the Advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Porfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of March 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at March 31, 2005 was as follows:

Cost basis of investments                                           $38,356,181
                                                                    -----------
Gross unrealized appreciation                                         4,773,105
Gross unrealized depreciation                                          (455,248)
                                                                    -----------
Net unrealized appreciation (depreciation)                          $ 4,317,857
                                                                    -----------

NOTE 3

SECURITIES LENDING. During the period ended March 31, 2005, the Portfolio lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2005, the Portfolio had securities valued at $9,540,691 that were on loan to broker-dealers and banks and $9,740,824 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: 5-27-2005

By:

Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: 5-27-2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust
By:

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: 5-27-2005

By:
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: 5-27-2005